Fair Value Measurements (Details) - Schedule of table sets forth by level, within the fair value hierarchy - SoundHound, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements (Details) - Schedule of table sets forth by level, within the fair value hierarchy [Line Items]
Money market mutual funds	$ 35,855	$ 16,408
Certificates of deposit	1,290	230
Derivative liabilities	(2,380)
Redeemable convertible preferred stock warrants	(2,004)	(3,348)
Total	32,761
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of table sets forth by level, within the fair value hierarchy [Line Items]
Money market mutual funds	35,855	16,408
Certificates of deposit	1,290	230
Derivative liabilities
Redeemable convertible preferred stock warrants
Total	37,145
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of table sets forth by level, within the fair value hierarchy [Line Items]
Money market mutual funds
Certificates of deposit
Derivative liabilities
Redeemable convertible preferred stock warrants
Total
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of table sets forth by level, within the fair value hierarchy [Line Items]
Money market mutual funds
Certificates of deposit
Derivative liabilities	(2,380)
Redeemable convertible preferred stock warrants	(2,004)	$ (3,348)
Total	$ (4,384)